Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting
Schedule of financial information for operating segments

	Millions of Euros
	2025
							Consolidated
	Reference	Biopharma	Diagnostic	Bio Supplies	Others	Not Assignable	Result
Revenue from external customers (1)		6,487	640	154	243	—	7,524
Material non-cash expenses (2)		(99)	3	(1)	2	8	(87)
Results of equity-accounted entities with activities similar to the Group (2)	Note 10	(8)	—	—	—	—	(8)
Other operating revenue and expenses (2)		(4,634)	(484)	(104)	(271)	(243)	(5,736)
EBITDA (1)		1,746	159	49	(26)	(235)	1,693
Amortization (2)	Note 24(a)	(345)	(63)	(9)	(16)	(17)	(450)
Operating result (1)		1,401	96	40	(42)	(252)	1,243
Finance income						69	69
Finance costs						(697)	(697)
Financial result (1)	Note 25					(628)	(628)
Share of profit / (loss) of associates accounted for using the equity method						—	—
Income tax expense (1)	Note 28					(115)	(115)
Consolidated net profit (1)		1,401	96	40	(42)	(995)	500
Segment assets		13,411	3,389	283	855	303	18,241
Equity-accounted investments	Note 10	97	—	—	—	—	97
Unallocated assets		—	—	—	—	1,374	1,374
Total assets		13,508	3,389	283	855	1,677	19,712
Segment liabilities		2,175	515	43	576	236	3,544
Unallocated liabilities		—	—	—	—	8,564	8,564
Total liabilities		2,175	515	43	576	8,800	12,109
(1)	Key metrics reviewed by the CODM
(2)	Other material items

	Millions of Euros
	2024
							Consolidated
	Reference	Biopharma	Diagnostic	Bio Supplies	Others	Not Assignable	Result
Revenue from external customers (1)		6,143	645	216	208	—	7,212
Material non-cash expenses (2)		(5)	5	—	(8)	(4)	(12)
Results of equity-accounted entities with activities similar to the Group (2)	Note 10	(10)	—	—	47	—	37
Other operating revenue and expenses (2)		(4,529)	(476)	(159)	(193)	(251)	(5,609)
EBITDA (1)		1,599	174	57	54	(255)	1,630
Amortization (2)	Note 24(a)	(328)	(65)	(9)	(16)	(19)	(438)
Operating result (1)		1,271	109	48	38	(274)	1,192
Finance income						66	66
Finance costs						(814)	(814)
Financial result (1)	Note 25					(748)	(748)
Share of profit / (loss) of associates accounted for using the equity method						—	—
Income tax expense (1)	Note 28					(231)	(231)
Consolidated net profit (1)		1,271	109	48	38	(1,253)	213
Segment assets		14,233	3,755	349	890	—	19,227
Equity-accounted investments	Note 10	69	—	—	—	—	69
Unallocated assets		—	—	—	—	2,109	2,109
Total assets		14,302	3,755	349	890	2,109	21,405
Segment liabilities		2,324	523	82	514	—	3,443
Unallocated liabilities		—	—	—	—	9,356	9,356
Total liabilities		2,324	523	82	514	9,356	12,799

(1)Key metrics reviewed by the CODM

(2)Other material items

	Millions of Euros
	2023
								Consolidated
	Reference	Biopharma	Diagnostic	Bio Supplies	Others	Not Assignable	Intersegments	Result
Revenue from external customers (1)		5,558	670	160	204	—	—	6,592
Material non-cash expenses (2)		30	7	—	(1)	1	—	37
Results of equity-accounted entities with activities similar to the Group (2)	Note 10	2	—	—	62	—	—	64
Other operating revenue and expenses (2)		(4,370)	(500)	(107)	(241)	(253)	7	(5,464)
EBITDA (1)		1,220	177	53	24	(252)	7	1,229
Amortization (2)	Note 24 (a)	(334)	(66)	(9)	(16)	(22)	—	(447)
Operating result (1)		886	111	44	8	(274)	7	782
Finance income						64	—	64
Finance costs						(639)	—	(639)
Financial result (1)	Note 25					(575)	—	(575)
Share of profit / (loss) of associates accounted for using the equity method						(1)	—	(1)
Income tax expense (1)	Note 28					(43)	—	(43)
Consolidated net profit (1)		886	111	44	8	(893)	7	163
Segment assets		13,420	3,529	380	1,841	—	—	19,170
Equity-accounted investments	Note 10	57	—	—	364	—	—	421
Unallocated assets		—	—	—	—	1,401	—	1,401
Total assets		13,477	3,529	380	2,205	1,401	—	20,992
Segment liabilities		2,460	467	80	98	—	—	3,105
Unallocated liabilities		—	—	—	—	10,374	—	10,374
Total liabilities		2,460	467	80	98	10,374	—	13,479

(1)Key metrics reviewed by the CODM

(2)Other material items

Schedule of details of sales by segment

	Millions of Euros
	2025	2024	2023
Biopharma
Haemoderivatives	6,487	6,143	5,558
Diagnostic
Transfusional medicine	623	625	648
Other diagnostic	17	20	22
Bio supplies	154	216	160
Others	243	208	204
Total	7,524	7,212	6,592

Schedule of financial information reported for geographical areas

	Millions of Euros
	2025
		Rest of European
	Spain	Union	USA and Canada	Rest of the world	Total
Revenues
Other information:	418	1,196	4,253	1,657	7,524
Assets by geographical area	1,639	6,943	10,673	457	19,712
Additions for the year of property, plant & equipment, intangible assets and rights of use	90	159	319	20	588

	Millions of Euros
	2024
		Rest of European
	Spain	Union	USA and Canada	Rest of the world	Total
Revenues
Other information:	423	1,076	4,087	1,626	7,212
Assets by geographical area	1,635	7,584	11,790	396	21,405
Additions for the year of property, plant & equipment, intangible assets and rights of use	57	156	256	10	479

	Millions of Euros
	2023
		Rest of European
	Spain	Union	USA and Canada	Rest of the world	Total
Revenues
Other information:	363	893	3,899	1,437	6,592
Assets by geographical area	1,191	7,055	10,967	1,779	20,992
Additions for the year of property, plant & equipment, intangible assets and rights of use	53	171	214	12	450